Capital Management and Solvency - Summary of Composition of Eligible Own Funds Across Tiers (Detail) - Solvency One Capital Ratio [member] - New method [member] - EUR (€) € in Millions	Jun. 30, 2024 [1]	Dec. 31, 2023
Disclosure Of Capital Management And Solvency [line items]
Total Eligible Own Funds	€ 14,155	€ 14,250
Unrestricted Tier One [Member]
Disclosure Of Capital Management And Solvency [line items]
Total Eligible Own Funds	10,219	9,633
Restricted Tier One [Member]
Disclosure Of Capital Management And Solvency [line items]
Total Eligible Own Funds	1,857	1,852
Tier Two Capital [member]
Disclosure Of Capital Management And Solvency [line items]
Total Eligible Own Funds	1,503	2,198
Tier Three Capital [member]
Disclosure Of Capital Management And Solvency [line items]
Total Eligible Own Funds	€ 576	€ 567

[1]	The Group Solvency ratio is an estimates, is not final until filed with the respective supervisory authority.